SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]

Scudder Select 500 Fund
Scudder Select 1000 Growth Fund

Supplement to Prospectus dated July 1, 2000

On October 2, 2000, this prospectus will offer two classes of shares of each fund to provide investors with different purchase options. The two classes are:
Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above, all existing shares of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund will be redesignated Class S shares of their respective funds. Class AARP shares have been especially designed for members of the American Association of Retired Persons ("AARP").

From July 1, 2000 to August 27, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 5 of the prospectus:

Scudder Select 500 Fund

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

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Fee Table
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Shareholder Fees (paid directly from your investment)                   None
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Annual Operating Expenses (deducted from fund assets)
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Management Fee                                                          0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         1.29%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         1.99%
--------------------------------------------------------------------------------
Expense Reimbursement                                                   1.24%
                                                                     -----------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                         0.75%
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*    Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.75% through 6/30/2001.

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Expense Example
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Based on the costs above (including one year of expenses contractually capped at
0.75%), this example is designed to help you compare this fund's expenses to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $77                  $504               $958               $2,217
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In the event that the proposed acquisition by the Scudder Select 500 Fund of the
Scudder Tax Managed Growth Fund (currently scheduled for August 27, 2000) does not occur, this information replaces the information in the current prospectus until further notice.



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

From July 1, 2000 to October 1, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 10 of the prospectus:

Scudder Select 1000 Growth Fund

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                   None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         1.67%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         2.37%
--------------------------------------------------------------------------------
Expense Reimbursement                                                   1.61%
                                                                     -----------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                         0.76%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

** By contract, expenses are capped at 0.75% through 6/30/2001. Net annual operating expenses, excluding interest, to average net assets would have been 0.75%.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of expenses contractually capped at 0.75%), this example is designed to help you compare this fund's expenses to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $78                  $585              $1,119              $2,582
--------------------------------------------------------------------------------



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

From July 1, 2000, to July 13, 2000, the following information supplements the "Main Risks To Investors" section on page 7 of the prospectus:

Scudder Select 1000 Growth Fund

The Board of Trustees of the fund has approved, subject to shareholder approval, a change to the fund's classification under the Investment Company Act of 1940. The fund is currently classified as "diversified" and the change will make the fund "non-diversified." A fund that is classified as diversified may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is not required to comply with this provision of the Investment Company Act.

Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund since any factors affecting a given company could affect performance of the fund to a greater degree.

Proxy materials relating to the proposed change were mailed to the fund's shareholders in April. A Special Meeting of Shareholders to vote on the proposed change is expected to be held on July 13, 2000.



July 1, 2000



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